Income Taxes - Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits Excluding Interest and Penalties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of year	$ 17	$ 10	$ 24
Additions to tax positions - current year	6	2	0
Additions to tax positions - prior years	2	7	16
Reductions to tax positions - prior years	0	(2)	(1)
Settlements	0	0	(29)
Balance at end of year	$ 25	$ 17	$ 10